Fees Summary	Aug. 28, 2026 USD ($)
Fees Summary [Line Items]
Total Offering	$ 816,000.00
Previously Paid Amount	0.00
Total Fee Amount	112.69
Total Offset Amount	0.00
Net Fee	112.69
Narrative - Max Aggregate Offering Price	$ 816,000.00
Final Prospectus	true